Commitments and contingencies - Additional Information (Detail)	9 Months Ended
Sep. 30, 2017 USD ($)
Other Commitments [Line Items]
Assumed vessel utilization	100.00%
Operating leases, future minimum payments due	$ 1,422,573,000
Vessels [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due	$ 1,411,950,000
Operating leases, start year	2017
Operating leases, expiration year	2029
Office Space [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due	$ 10,623,000
Operating leases, start year	2017
Operating leases, expiration year	2024